SECURITIES AVAILABLE FOR SALE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Schedule of Amortized Cost and Fair Value of Available for Sale of Securities

The amortized cost and fair value of securities available for sale as of September 30, 2015 and December 31, 2014 are as follows (dollars in thousands):

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
September 30, 2015
U.S. government and agency securities	$2,004	$6	$—	$2,010
Municipal securities	46,580	387	(5)	46,962
Mortgage-backed securities	36,213	635	(37)	36,811

	$84,797	$1,028	$(42)	$85,783

December 31, 2014
U.S. government and agency securities	$2,006	$1	$(2)	$2,005
Municipal securities	41,751	237	(139)	41,849
Mortgage-backed securities	36,889	636	(97)	37,428

	$80,646	$874	$(238)	$81,282

The amortized cost and fair value of securities available for sale are as follows:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(dollars in thousands)
December 31, 2014
U.S. government and agency securities	$2,006	$1	$(2)	$2,005
Municipal securities	41,751	237	(139)	41,849
Mortgage-backed securities	36,889	636	(97)	37,428

	$80,646	$874	$(238)	$81,282

December 31, 2013
U.S. government and agency securities	$2,008	$9	$—	$2,017
Municipal securities	33,449	418	(132)	33,735
Mortgage-backed securities	37,601	435	(781)	37,255

	$73,058	$862	$(913)	$73,007

Schedule of Amortized Cost and Fair Value of Securities Available for Sale by Contractual Maturity

The amortized cost and fair value of securities at September 30, 2015 and December 31, 2014, by contractual maturity, are shown below (dollars in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
September 30, 2015
Due in one year or less	$5,318	$5,346
Due from one to five years	39,406	39,728
Due from five to ten years	3,860	3,898
Due after ten years	—	—
Mortgage-backed securities	36,213	36,811

	$84,797	$85,783

December 31, 2014
Due in one year or less	$2,007	$2,011
Due from one to five years	41,750	41,843
Due from five to ten years	—	—
Due after ten years	—	—
Mortgage-backed securities	36,889	37,428

	$80,646	$81,282

The amortized cost and fair value of securities at December 31, 2014 and 2013, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(dollars in thousands)
December 31, 2014
Due in one year or less	$2,007	$2,011
Due from one to five years	41,750	41,843
Due from five to ten years	—	—
Due after ten years	—	—
Mortgage-backed securities	36,889	37,428

Total	$80,646	$81,282

December 31, 2013
Due in one year or less	$4,714	$4,769
Due from one to five years	28,239	28,493
Due from five to ten years	2,504	2,489
Due after ten years	—	—
Mortgage-backed securities	37,601	37,256

Total	$73,058	$73,007

Schedule of Fair Value and Gross Unrealized Losses of Entity's Investment

The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temorarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at September 30, 2015 and December 31, 2014 (dollars in thousands):

	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
September 30, 2015
U.S. government and agency securities	$—	$—	$—	$—	$—	$—
Municipal securities	2,106	(5)	283	—	2,389	(5)
Mortgage-backed securities	4,087	(20)	2,150	(17)	6,237	(37)

	$6,193	$(25)	$2,433	$(17)	$8,626	$(42)

December 31, 2014
U.S. government and agency securities	$997	$(2)	$—	$—	$997	$(2)
Municipal securities	16,724	(100)	3,736	(39)	20,460	(139)
Mortgage-backed securities	6,698	(33)	5,651	(64)	12,349	(97)

	$24,419	$(135)	$9,387	$(103)	$33,806	$(238)

Securities available for sale that have been in a continuous unrealized loss position are as follows:

	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
December, 31, 2014
U.S. government and agency securities	$997	$(2)	$—	$—	$997	$(2)
Municipal securities	16,724	(100)	3,736	(39)	20,460	(139)
Mortgage-backed securities	6,698	(33)	5,651	(64)	12,349	(97)

Total debt securities	$24,419	$(135)	$9,387	$(103)	$33,806	$(238)

December 31, 2013
Municipal securities	$10,132	$(126)	$976	$(6)	$11,108	$(132)
Mortgage-backed securities	22,024	(670)	2,890	(111)	24,914	(781)

Total debt securities	$32,156	$(796)	$3,866	$(117)	$36,022	$(913)